Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio

Portfolio of Investments (Unaudited)

September 30, 2020

	Shares/ Principal	Fair Value
Common Stocks - 98.9%
Air Freight & Logistics - 1.3%
United Parcel Service, Inc., Class B	6,854	$1,142,082
XPO Logistics, Inc.*	337	28,530
		1,170,612
Automobiles - 1.9%
Tesla, Inc.*	4,039	1,732,771

Beverages - 1.0%
Boston Beer Co., Inc. (The), Class A*	38	33,568
Monster Beverage Corp.*	10,657	854,691
		888,259
Biotechnology - 4.1%
AbbVie, Inc.	13,276	1,162,845
Alexion Pharmaceuticals, Inc.*	5,873	672,047
Biogen, Inc.*	2,048	580,977
Incyte Corp.*	3,401	305,206
Sarepta Therapeutics, Inc.*	196	27,524
Vertex Pharmaceuticals, Inc.*	4,014	1,092,290
		3,840,889
Building Products - 0.9%
Allegion PLC	1,426	141,046
Masco Corp.	12,084	666,191
		807,237
Capital Markets - 2.6%
CME Group, Inc.	4,046	676,936
MarketAxess Holdings, Inc.	1,273	613,064
MSCI, Inc.	689	245,822
S&P Global, Inc.	2,505	903,303
		2,439,125
Chemicals - 1.4%
Axalta Coating Systems Ltd.*	10,873	241,054
Corteva, Inc.	2,715	78,219
Sherwin-Williams Co. (The)	1,436	1,000,519
		1,319,792
Communications Equipment - 0.3%
Lumentum Holdings, Inc.*	3,363	252,662

Consumer Finance - 0.2%
Synchrony Financial	6,075	158,983

Diversified Consumer Services - 0.2%
Chegg, Inc.*	1,197	85,514
frontdoor, Inc.*	2,642	102,800
H&R Block, Inc.	2,387	38,884
		227,198
Diversified Financial Services - 0.3%
Voya Financial, Inc.	4,840	231,981

Electronic Equipment, Instruments & Components - 0.6%
Dolby Laboratories, Inc., Class A	2,794	185,186
Jabil, Inc.	4,579	156,877
SYNNEX Corp.	1,332	186,560
Zebra Technologies Corp., Class A*	229	57,813
		586,436

	Shares/ Principal	Fair Value

Entertainment - 4.4%
Activision Blizzard, Inc.	5,830	$471,938
Electronic Arts, Inc.*	2,677	349,108
Netflix, Inc.*	2,898	1,449,087
Roku, Inc.*	247	46,634
Spotify Technology SA*	1,042	252,758
Take-Two Interactive Software, Inc.*	4,718	779,508
Zynga, Inc., Class A*	79,852	728,250
		4,077,283
Equity Real Estate Investment - 3.6%
American Tower Corp.	4,765	1,151,843
CoreSite Realty Corp.	4,094	486,695
Equity LifeStyle Properties, Inc.	9,496	582,105
First Industrial Realty Trust, Inc.	2,509	99,858
Invitation Homes, Inc.	5,717	160,019
SBA Communications Corp.	2,238	712,758
Sun Communities, Inc.	978	137,517
VEREIT, Inc.	6,318	41,067
		3,371,862
Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	4,133	1,467,215

Health Care Equipment & Supplies - 4.1%
ABIOMED, Inc.*	638	176,764
Cooper Cos., Inc. (The)	916	308,802
DexCom, Inc.*	170	70,079
Edwards Lifesciences Corp.*	2,152	171,773
Hologic, Inc.*	11,434	760,018
IDEXX Laboratories, Inc.*	675	265,349
Insulet Corp.*	2,281	539,662
Quidel Corp.*	1,185	259,965
STERIS PLC	2,450	431,666
Tandem Diabetes Care, Inc.*	317	35,979
West Pharmaceutical Services, Inc.	2,951	811,230
		3,831,287
Health Care Providers & Services - 2.6%
Anthem, Inc.	3,038	815,976
Cardinal Health, Inc.	2,025	95,074
Cigna Corp.	1,593	269,870
HCA Healthcare, Inc.	6,515	812,290
Molina Healthcare, Inc.*	193	35,327
UnitedHealth Group, Inc.	1,384	431,490
		2,460,027
Hotels, Restaurants & Leisure - 2.0%
Chipotle Mexican Grill, Inc.*	706	878,059
Domino's Pizza, Inc.	1,896	806,331
Wendy's Co. (The)	8,694	193,833
		1,878,223
Household Durables - 0.2%
PulteGroup, Inc.	2,930	135,630

Insurance - 0.5%
Aon PLC, Class A	1,722	355,248

Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

	Shares/ Principal	Fair Value

Insurance (continued)
Primerica, Inc.	1,048	$118,571
		473,819
Interactive Media & Services - 7.3%
Alphabet, Inc., Class A*	103	150,957
Alphabet, Inc., Class C*	1,908	2,803,997
Facebook, Inc., Class A*	12,959	3,393,962
Pinterest, Inc., Class A*	9,791	406,424
Zillow Group, Inc., Class C*	402	40,839
		6,796,179
Internet & Direct Marketing Retail - 9.8%
Amazon.com, Inc.*	2,454	7,726,983
eBay, Inc.	11,642	606,548
Etsy, Inc.*	3,701	450,153
Wayfair, Inc., Class A*	1,153	335,535
		9,119,219
IT Services - 7.8%
Black Knight, Inc.*	8,841	769,609
CACI International, Inc., Class A*	1,549	330,185
EPAM Systems, Inc.*	2,403	776,842
Gartner, Inc.*	4,091	511,170
Mastercard, Inc., Class A	2,242	758,177
Okta, Inc.*	395	84,471
PayPal Holdings, Inc.*	10,201	2,009,903
Square, Inc., Class A*	110	17,880
Twilio, Inc., Class A*	750	185,318
VeriSign, Inc.*	3,761	770,441
Visa, Inc., Class A	5,058	1,011,448
		7,225,444
Life Sciences Tools & Services - 1.6%
Illumina, Inc.*	748	231,192
Mettler-Toledo International, Inc.*	849	819,922
PerkinElmer, Inc.	3,761	472,043
		1,523,157
Personal Products - 0.2%
Herbalife Nutrition Ltd.*	4,900	228,585

Pharmaceuticals - 1.4%
Merck & Co., Inc.	1,167	96,803
Mylan NV*	7,552	111,996
Zoetis, Inc.	6,742	1,114,924
		1,323,723
Professional Services - 0.0%†
TransUnion	393	33,063

Road & Rail - 0.9%
JB Hunt Transport Services, Inc.	564	71,278
Old Dominion Freight Line, Inc.	4,206	760,950
		832,228
Semiconductors & Semiconductor Equipment - 5.1%
Advanced Micro Devices, Inc.*	7,579	621,402
Applied Materials, Inc.	11,532	685,578

	Shares/ Principal	Fair Value

Semiconductors & Semiconductor Equipment (continued)
KLA Corp.	1,196	$231,713
Lam Research Corp.	2,868	951,459
Monolithic Power Systems, Inc.	369	103,176
NVIDIA Corp.	2,009	1,087,311
Texas Instruments, Inc.	7,644	1,091,487
		4,772,126
Software - 17.0%
Adobe, Inc.*	4,170	2,045,093
Anaplan, Inc.*	2,534	158,578
Coupa Software, Inc.*	492	134,926
DocuSign, Inc.*	1,370	294,879
Dropbox, Inc., Class A*	20,175	388,570
FireEye, Inc.*	3,241	40,010
Intuit, Inc.	296	96,558
Microsoft Corp.	40,010	8,415,303
New Relic, Inc.*	2,123	119,652
Oracle Corp.	9,505	567,449
RingCentral, Inc., Class A*	1,073	294,657
salesforce.com, Inc.*	2,946	740,389
ServiceNow, Inc.*	1,982	961,270
Splunk, Inc.*	596	112,125
Workday, Inc., Class A*	4,180	899,243
Zoom Video Communications, Inc., Class A*	1,134	533,105
		15,801,807
Specialty Retail - 1.9%
Dick's Sporting Goods, Inc.	6,608	382,471
Lowe's Cos., Inc.	8,449	1,401,351
		1,783,822
Technology Hardware, Storage & Peripherals - 11.7%
Apple, Inc.	94,456	10,938,949

Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc., Class B	3,216	403,737

Total Common Stocks (Cost - $64,904,885)		92,133,330
Short-Term Investments - 1.1%
Money Market Funds - 1.1%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.01%(a) (Cost - $1,023,743)	1,023,743	1,023,743

Total Investments - 100.0% (Cost - $65,928,628)		$93,157,073
Other Assets Less Liabilities - Net 0.0%†		12,873
Total Net Assets - 100.0%		$93,169,946

Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

*	Non-income producing security.
†	Represents less than 0.05%.
(a)	The rate shown is the annualized seven-day yield at period end.

PLC	-	Public Limited Company